Pension And Retirement Allowance Plans	12 Months Ended
Mar. 31, 2013
Pension And Retirement Allowance Plans

12. PENSION AND RETIREMENT ALLOWANCE PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employees’ pension fund plans in trust covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments.

Contributions to these plans have been made to provide future pension payments in conformity with an actuarial calculation determined by the current basic rate of pay.

From April 1, 2013, the Company and some of its subsidiaries in Japan have modified a portion of the existing defined benefit pension plans into defined contribution plan. As a result of this modification, Ricoh recognized curtailment gain in accumulated other comprehensive income (loss) for the year ended March 31, 2013.

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
Domestic plans	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥275,690	¥277,598
Service cost	11,023	11,170
Interest cost	5,509	4,354
Actuarial loss	14,068	8,015
Prior service cost	—	(285)
Curtailments	—	(6,914)
Benefits paid	(31,082)	(17,325)
Benefit obligations assumed in connection with business acquisition	2,390	—

Benefit obligations at end of year	277,598	276,613

Change in plan assets:
Fair value of plan assets at beginning of year	159,831	153,212
Actual return on plan assets	599	14,033
Employer contribution	8,297	7,361
Partial withdrawal of plan assets	(260)	(170)
Benefits paid	(15,255)	(10,183)

Fair value of plan assets at end of year	153,212	164,253

Funded status	¥(124,386)	¥(112,360)

	Millions of Yen
Foreign plans	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥166,957	¥192,411
Service cost	1,266	1,335
Interest cost	8,486	8,844
Plan participants’ contributions	538	553
Actuarial loss	25,303	14,163
Prior service cost	—	(43)
Settlement	(1,846)	(100)
Benefits paid	(5,591)	(6,823)
Foreign exchange impact and other	(2,702)	24,924

Benefit obligations at end of year	¥192,411	¥235,264

Change in plan assets:
Fair value of plan assets at beginning of year	¥142,042	¥151,196
Actual return on plan assets	13,730	14,119
Employer contribution	3,860	6,114
Plan participants’ contributions	538	553
Settlement	(952)	—
Benefits paid	(5,591)	(6,823)
Foreign exchange impact	(2,431)	19,446

Fair value of plan assets at end of year	¥151,196	¥184,605

Funded status	¥(41,215)	¥(50,659)

Net amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of:

	Millions of Yen
Domestic plans	2012	2013
Lease deposits and other	¥3,493	¥2,691
Accrued expenses and other	(5,513)	(2,590)
Accrued pension and severance costs	(122,366)	(112,461)

Net amount recognized	¥(124,386)	¥(112,360)

	Millions of Yen
Foreign plans	2012	2013
Lease deposits and other	¥1,244	¥1,297
Accrued expenses and other	(68)	(128)
Accrued pension and severance costs	(42,391)	(51,828)

Net amount recognized	¥(41,215)	¥(50,659)

Net amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 consist of:

	Millions of Yen
Domestic plans	2012	2013
Net actuarial loss	¥99,344	¥84,736
Prior service credit	(29,571)	(25,840)

Net amount recognized	¥69,773	¥58,896

	Millions of Yen
Foreign plans	2012	2013
Net actuarial loss	¥37,501	¥42,965
Prior service credit	(807)	(795)

Net amount recognized	¥36,694	¥42,170

The accumulated benefit obligations as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
Domestic plans	2012	2013
Accumulated benefit obligations	¥272,199	¥272,236

	Millions of Yen
Foreign plans	2012	2013
Accumulated benefit obligations	¥186,191	¥230,312

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	Domestic plans		Foreign plans
	2012	2013	2012	2013
Discount rate	1.6%	1.3%	4.7%	4.3%
Rate of compensation increase	3.3%	3.3%	2.0%	2.9%

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Domestic plans			Foreign plans
	2011	2012	2013	2011	2012	2013
Discount rate	2.1%	2.0%	1.6%	6.2%	5.6%	4.7%
Rate of compensation increase	6.5%	3.3%	3.3%	3.5%	2.0%	2.0%
Expected long-term return on plan assets	0.3%	0.3%	1.4%	5.7%	5.8%	5.5%

In determining the expected long-term rate of return on pension plan assets, Ricoh considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on Ricoh’s analysis of historical results.

The net periodic pension cost of the pension plans for the years ended March 31, 2011, 2012 and 2013 consists of the following components:

	Millions of Yen
Domestic plans	2011	2012	2013
Service cost	¥10,819	¥11,023	¥11,170
Interest cost	5,705	5,509	4,354
Expected return on plan assets	(531)	(476)	(2,134)
Net amortization	1,860	1,627	1,677

Total net periodic pension cost	¥17,853	¥17,683	¥15,067

	Millions of Yen
Foreign plans	2011	2012	2013
Service cost	¥1,821	¥1,266	¥1,335
Interest cost	9,014	8,486	8,844
Expected return on plan assets	(8,236)	(8,227)	(8,383)
Net amortization	935	595	1,583
Settlement benefit	(182)	(115)	(17)

Total net periodic pension cost	¥3,352	¥2,005	¥3,362

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen
Domestic plans	2012	2013
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥277,598	¥267,221
Fair value of plan assets	153,212	152,170
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥272,199	¥263,025
Fair value of plan assets	153,212	152,170

	Millions of Yen
Foreign plans	2012	2013
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥187,597	¥229,611
Fair value of plan assets	148,472	177,655
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥183,486	¥221,869
Fair value of plan assets	148,472	174,679

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of Ricoh’s benefit plan assets as of March 31, 2012 and 2013, by asset class, are as follows:

	Millions of Yen
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥14,744	—	—	¥14,744
Pooled funds(a)	—	¥25,303	—	25,303
Debt securities:
Domestic bonds	4,934	—	—	4,934
Foreign bonds	—	—	—	—
Pooled funds(b)	—	58,237	—	58,237
Life insurance company general accounts	—	38,019	—	38,019
Other assets	21	11,954	—	11,975

Total assets	¥19,699	¥133,513	—	¥153,212

	Millions of Yen
	March 31, 2013
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥17,759	—	—	¥17,759
Pooled funds(c)	—	¥30,787	—	30,787
Debt securities:
Domestic bonds	5,182	—	—	5,182
Foreign bonds	—	—	—	—
Pooled funds(d)	—	61,286	—	61,286
Life insurance company general accounts	—	36,984	—	36,984
Other assets	110	12,145	—	12,255

Total assets	¥23,051	¥141,202	—	¥164,253

	Millions of Yen
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	—	—	—	—
Foreign companies	¥16,724	—	—	¥16,724
Pooled funds(e)	6,673	¥13,408	¥5,618	25,699
Debt securities:
Domestic bonds	1,171	—	—	1,171
Foreign bonds	37,605	—	—	37,605
Pooled funds(f)	26,921	15,276	6,344	48,541
Life insurance company general accounts	—	17,996	—	17,996
Other assets	1,731	1,433	296	3,460

Total assets	¥90,825	¥48,113	¥12,258	¥151,196

	Millions of Yen
	March 31, 2013
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	—	—	—	—
Foreign companies	¥5,819	—	—	¥5,819
Pooled funds(e)	—	¥23,510	¥16,627	40,137
Debt securities:
Domestic bonds	—	—	—	—
Foreign bonds	57,848	—	—	57,848
Pooled funds(f)	15,873	38,699	—	54,572
Life insurance company general accounts	—	20,468	—	20,468
Other assets	3,832	1,829	100	5,761

Total assets	¥83,372	¥84,506	¥16,727	¥184,605

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of approximately 45% domestic companies and 55% foreign companies for domestic plans.
(d)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(e)	These funds invest in equity securities consisting of mainly foreign companies for foreign plans.
(f)	These funds invest in debt securities consisting of mainly foreign bonds for foreign plans.

Level 1 assets are comprised principally of listed equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values provided by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value. Common stock and bonds of the Company and certain of its domestic subsidiaries included in plan assets were immaterial at March 31, 2012 and 2013.

Ricoh’s investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit investments in mutual funds and debt and equity securities and prohibit speculative investment in derivative financial instruments. Ricoh addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international fixed income securities and domestic and international equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Ricoh’s model portfolio for domestic plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Ricoh’s model portfolio for foreign plans has been developed as follows: approximately 25% is invested in equity securities, approximately 60% is invested in debt securities, and approximately 15% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The following table presents a reconciliation of activity for the assets classified as Level 3 in the fair value hierarchy for the years ended March 31, 2012 and 2013.

	Millions of yen
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Beginning balance	¥2,445	¥6,346	¥2,175	¥10,966
Actual return on plan assets:
Net unrealized gains	329	460	—	789
Realized gains	—	—	—	—
Purchases, sales and settlements, net	2,752	(391)	(1,783)	578
Foreign exchange impact	92	(71)	(96)	(75)

Ending balance	¥5,618	¥6,344	¥296	¥12,258

	Millions of yen
	2013
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Beginning balance	¥5,618	¥6,344	¥296	¥12,258
Actual return on plan assets:
Net unrealized gains (losses)	992	(1,785)	—	(793)
Realized gains (losses)	(293)	2,496	—	2,203
Purchases, sales and settlements, net	8,307	(6,831)	(210)	1,266
Foreign exchange impact	2,003	(224)	14	1,793

Ending balance	¥16,627	—	¥100	¥16,727

Ricoh expects to contribute ¥15,340 million to its pension plans for the year ending March 31, 2014. The estimated net actuarial loss and prior service credit for Ricoh’s pension fund plans that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost over the year ending March 31, 2014 are ¥7,872 million and ¥(4,153) million, respectively.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2014	¥10,638	¥8,241
2015	12,444	8,419
2016	12,562	8,608
2017	12,324	9,030
2018	13,799	9,560
2019 – 2023	81,758	55,966

The Company and certain subsidiaries have defined contribution plans. The cost of defined contribution plans for the years ended March 31, 2011, 2012 and 2013 were ¥6,620 million, ¥6,515 million and ¥7,018 million, respectively.